Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended
	Apr. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2015	Dec. 31, 2014	Mar. 31, 2013	Jul. 17, 2012	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Provision for income taxes		$ 467,000,000	$ 671,000,000	$ 564,000,000
Statutory federal income tax rate	21.00%	22.00%	23.00%	28.00%
Total amount of tax contingencies, that would affect the total income tax provision, if recognized		159,000,000				159,000,000
Tax positions for which the ultimate deductibility is highly certain		9,000,000				9,000,000
Interest and penalties recognized		(8,000,000)	(13,000,000)	(9,000,000)
Payment of interest and penalties accrued		17,000,000	26,000,000	41,000,000		17,000,000
Undistributed earnings in subsidiaries		8,700,000,000				8,700,000,000
Deferred tax liability on total undistributed earnings		75,000,000				75,000,000
Scenario, Decrease [Member]
Income Tax Disclosure [Line Items]
Increase (Decreases) to tax contingencies expected over the next twelve months		204,000,000				204,000,000
Scenario, Increase [Member]
Income Tax Disclosure [Line Items]
Increase (Decreases) to tax contingencies expected over the next twelve months		68,000,000				68,000,000
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Statutory federal income tax rate					20.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards with indefinite lives		2,000,000,000				2,000,000,000
Income tax examination year		2001
Cash payment resulting from potential tax deficiency assessment		15,000,000
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax examination year		2012
Cash payment resulting from potential tax deficiency assessment		20,000,000
2015 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration		29,000,000				29,000,000
2016 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration		23,000,000				23,000,000
2017 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration		29,000,000				29,000,000
2018 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration		683,000,000				683,000,000
2019 and beyond [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration		523,000,000				523,000,000
ITALY
Income Tax Disclosure [Line Items]
Statutory federal income tax rate				27.50%
U.K.
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		21.50%	23.00%
US Income Tax [Member]
Income Tax Disclosure [Line Items]
Total tax benefit of extended tax provisions						12,000,000	9,000,000
US Income Tax [Member] | 2001 through 2012 [Member]
Income Tax Disclosure [Line Items]
Payments for tax examination settlements		41,000,000
UK Income Tax [Member]
Income Tax Disclosure [Line Items]
Reduction to corporate income tax rate								2.00%
US and Canada Income Tax [Member]
Income Tax Disclosure [Line Items]
Cash tax refunds that should be received in 2014		50,000,000
US and Canada Income Tax [Member] | 2005 through 2012 [Member]
Income Tax Disclosure [Line Items]
Payments for tax examination settlements		44,000,000
US and Canada Income Tax [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Cash tax refunds that should be received in 2014									$ 20,000,000